Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 40	$ 38	$ 47
Performance Bonuses [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	34	29	35
Executive Share-Based Compensation Programs [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 6	$ 9	$ 12